Fees Summary	Aug. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 766,800,000.00
Previously Paid Amount	0.00
Total Fee Amount	117,397.08
Total Offset Amount	117,397.08
Net Fee	$ 0.00